Equity-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation Expense Classification in Statement of Operations
Equity-based compensation expense is classified in the statements of operations as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Research and development expense	$124	$42	$220	$86
General and administrative expense	295	320	564	656
	$419	$362	$784	$742

Equity-based compensation expense is classified in the statements of operations as follows:

	Year Ended December 31,
	2017	2016
Research and development expense	$172	$160
General and administrative expense	1,290	522
	$1,462	$682

Assumptions Used to Determine Fair Value of Common Stock Option Grants
In addition to an assumption on the expected term of the option grants as discussed below, application of the Black-Scholes model requires additional inputs for which we have assumed the values described in the table below:

	Six Months Ended June 30,
	2018	2017
Expected term	5.3 to 6.0 years	5.3 to 6.5 years
Risk-free interest rate	2.72% to 2.86%; weighted avg. 2.76%	1.97% to 2.17%; weighted avg. 2.07%
Expected volatility	78.1% to 82.4%; weighted avg. 80.9%	80.8% to 83.1%; weighted avg. 81.0%
Forfeiture rate	5%	5%
Expected dividend yield	—%	—%
The fair value of the underlying common stock and the exercise price for the common stock options granted during the six months ended June 30, 2018 and 2017 are summarized in the table below:

Common Stock Options Granted During Period Ended:	Fair Value of Underlying Common Stock	Exercise Price of Common Stock Option
Six months ended June 30, 2018	$3.00 to $5.82; weighted avg. $3.27	$3.00 to $5.82; weighted avg. $3.27
Six months ended June 30, 2017	$4.21	$4.21

The fair value of the underlying common stock and the exercise price for the common stock options granted during the years ended December 31, 2017 and 2016 are summarized in the table below:

Common Stock Options Granted During Period Ended:	Fair Value of Underlying Common Stock	Exercise Price of Common Stock Option
Year ended December 31, 2017	$4.21	$4.21
Year ended December 31, 2016	$1.91 to $2.42; weighted avg. $2.30	$1.91 to $2.42; weighted avg. $2.30
In addition to an assumption on the expected term of the option grants as discussed below, application of the Black-Scholes model requires additional inputs for which we have assumed the values described in the table below:

	Year Ended December 31,
	2017	2016
Expected term	5.3 to 6.5 years	5.0 to 7.0 years
Risk-free interest rate	1.97% to 2.17%; weighted avg. 2.07%	1.01% to 2.24%; weighted avg. 1.58%
Expected volatility	80.8% to 83.1%; weighted avg. 81.0%	79.2% to 83.6%; weighted avg. 79.9%
Forfeiture rate	5%	5%
Expected dividend yield	—%	—%

Common Stock Option Activity
A summary of common stock option activity as of the periods indicated is as follows:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding - December 31, 2017	3,672,620	$1.79	7.5	$5,221
Granted	1,140,244	3.00
Exercised	(8,532)	0.86
Forfeited	(7,600)	1.03
Outstanding - June 30, 2018	4,796,732	$2.15	7.8	$17,056
Exercisable - June 30, 2018	2,810,083	$1.55	7.0	$11,664
Vested and Expected to Vest - June 30, 2018	4,671,485	$2.12	7.7	$16,730

A summary of common stock option activity as of the periods indicated is as follows:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding - December 31, 2016	3,089,352	$1.25	8.2	$9,143
Granted	657,843	4.21
Exercised	(58,440)	0.75
Forfeited	(16,135)	0.92
Outstanding - December 31, 2017	3,672,620	$1.79	7.5	$5,221
Exercisable - December 31, 2017	2,361,725	$1.45	7.2	$3,972
Vested and Expected to Vest - December 31, 2017	3,596,344	$1.78	7.5	$5,177